UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23842

Felicitas Private Markets Fund

_______________________________________

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

_______________________________________

(Address of principal executive offices) (Zip code)

Ann Maurer
235 West Galena Street
Milwaukee, WI 53212

_______________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2270

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)     The Report to Shareholders is attached herewith.

Felicitas Private Markets Fund

Consolidated Financial Statements

For the Six Months Ended
December 31, 2024 (Unaudited)

Semi-Annual Report

Felicitas Private Markets Fund

Table of Contents

Consolidated Financial Statements
For the Six Months Ended December 31, 2024 (Unaudited)

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2024 (Unaudited)

Investments at Fair Value	Principal Balance/ Shares	Initial Acquisition Date	Cost	Fair Value
Common Stocks(a) – 0.6%
United States – 0.6%
Private Credit – 0.6%
Kayne Anderson BDC, Inc.	41,575	4/22/2021	$668,525	$687,650
Total Private Credit			668,525	687,650

			Amortized Cost	Fair Value
Debt Instruments(a)(e) – 5.3%
United States – 5.3%
Private Credit – 5.3%
ALP CFO 2024, LP Class C Notes 12.88% 10/15/2036	2,000,000	10/22/2024	1,971,120	2,000,000
Archer 2023 Finance Co. LLC (Class B) – Loan, 12.66% + 4% PIK (CME Term SOFR 3M + 8%) 12/28/2035(g)(i)	3,504,177	3/27/2024	3,973,985	3,989,219
Total Private Credit			5,945,105	5,989,219

			Cost	Fair Value
Investments in Private Investment Funds(a) – 87.6%
United States – 62.8%
Private Credit – 12.8%
Banner Ridge DSCO Fund I, LP*(b)(c)(d)	—	1/8/2021	2,256,800	3,722,629
Crestline Portfolio Financing Fund (US), L.L.C.(b)(c)	—	4/30/2018	386,561	400,267
Crestline Portfolio Financing Fund II (US), L.P(b)(c)	—	8/27/2021	1,192,860	1,414,004
Crestline Praeter, L.P. – Fulcrum*(b)(c)	—	12/15/2020	514,884	—
Dugout Funding LLC*(b)(e)	—	12/19/2019	—	—
LBR Co-Invest Debtco, L.P.(b)(c)	—	9/10/2018	—	226
Nuveen Churchill Private Capital Income Fund*(c)	81,268	9/28/2023	2,003,467	2,011,377
Pathlight Capital Fund I LP(b)(c)	—	3/1/2019	612,079	666,548
TerraCotta Credit Fund L.P.(b)(c)	—	1/31/2019	2,000,290	2,036,889
Thorofare Asset Based Lending Fund V, L.P.(b)(c)	—	3/24/2020	3,001,412	3,012,726
WhiteHawk III Onshore Fund, L.P.(b)(c)	—	12/15/2021	906,657	1,075,180
Total Private Credit	—		12,875,010	14,339,846

Private Equity – 32.3%
Arrowroot Protecht, L.P.*(b)(c)	—	1/27/2022	2,103,288	5,261,202
Awz Pentera II LLC*(b)(c)	—	7/15/2022	1,023,663	1,801,162
CapitalSpring Investment Partners VI Parallel II, LP(b)(c)	—	4/1/2022	2,020,816	2,209,577
Coller Secondaries Private Equity Opportunities Fund*(c)	1,184,929	3/22/2024	5,470,300	6,180,589
LBR Co-Invest Equityco, LLC(b)(c)	—	9/10/2018	69,619	100,903

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2024 (Unaudited) — (Continued)

Investments at Fair Value	Principal Balance/ Shares	Initial Acquisition Date	Cost	Fair Value
Investments in Private Investment Funds(a) (continued)
United States
Levine Leichtman Capital Partners VI, L.P. (Series A)(b)(c)	—	2/20/2018	$7,007,023	$11,331,734
Levine Leichtman Capital Partners VI, L.P. (Series B)(b)(c)	—	2/20/2018	771,172	1,259,499
NPC KeepTruckin, LLC*(b)(c)	—	4/29/2021	262,500	270,026
NPC Opportunity Fund, L.P.*(b)(c)	—	10/28/2020	953,900	910,732
Peregrine Select Fund II, L.P.*(b)(c)	—	6/21/2021	1,501,741	1,941,486
Signal Peak Ventures III CIV-A, L.P.*(b)(c)	—	1/3/2022	1,004,523	1,349,638
Signal Peak Ventures IV, L.P.*(b)(c)	—	9/26/2022	1,167,751	1,085,210
StepStone Private Venture and Growth Fund*(b)(c)	—	9/28/2023	2,000,000	2,478,486
TSC Co-Invest L.P.*(b)(c)	—	9/3/2020	65	12,337
Total Private Equity			25,356,361	36,192,581

Real Estate – 5.9%
13th Floor Fund IV, LP*(b)(d)(e)	—	11/30/2020	423,849	466,661
EGH Investors LLC (Series A)(b)(d)(e)	—	12/19/2019	1,372,925	2,051,518
EGH Investors LLC (Series B)(b)(e)	—	12/19/2019	230,491	288,207
LL-MS City Place 2 Blocker, LLC*(b)(c)	—	3/11/2021	651,057	1,013,655
LL-MS City Place Blocker, LLC*(b)(c)	—	3/11/2021	642,496	1,015,138
LL-MS Covington Blocker, LLC*(b)(c)	—	11/3/2020	313,037	570,247
LL-MS Fabian Way Blocker, LLC*(b)(c)	—	11/6/2020	682,021	151,623
LL-MS Troy Court Blocker, LLC*(b)(c)	—	11/23/2020	587,946	1,083,707
Total Real Estate			4,903,822	6,640,756

Secondary Funds – 11.8%
Banner Ridge Secondary Fund III Co, LP*(b)(c)(d)	—	1/13/2020	1,145,303	1,271,729
Banner Ridge Secondary Fund III (T), LP(b)(c)(d)	—	9/27/2019	696,361	2,028,390
Banner Ridge Secondary Fund IV (T), LP*(b)(c)(d)	—	6/16/2021	2,307,229	5,938,424
Inspiration Ventures Secondary Fund I, L.P.*(b)(c)	—	6/21/2019	1,786	361,058
OCP Chimera LP*(b)(c)	—	6/26/2019	—	316,423
Second Alpha Partners IV, L.P.(b)(c)	—	7/1/2018	662,824	1,142,300
Second Alpha Partners V, L.P.(b)(c)	—	9/28/2021	669,327	1,107,746
VCFA Venture Partners VI, L.P.*(b)(c)	—	7/9/2019	497,181	1,041,452
Total Secondary Funds			5,980,011	13,207,522
Total United States			49,115,204	70,380,705

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2024 (Unaudited) — (Continued)

Investments at Fair Value	Principal Balance/ Shares	Initial Acquisition Date	Cost	Fair Value
Investments in Private Investment Funds(a) (continued)
Cayman Islands – 9.1%
Private Credit – 3.7%
Banner Ridge DSCO Fund I (Offshore), LP*(b)(c)	—	1/8/2021	$568,581	$905,587
Banner Ridge DSCO Fund II (Offshore), LP*(b)(c)	—	7/29/2022	2,091,096	2,774,154
Crestline Portfolio Financing Fund Offshore B, L.P.(b)(c)	—	4/30/2018	44,377	45,045
Crestline Portfolio Financing Fund II (TE/FNT), L.P.*(b)(c)	—	8/27/2021	295,410	350,883
Total Private Credit			2,999,464	4,075,669

Private Equity – 1.5%
Jupiter SPV LP*(b)(c)	—	1/21/2022	866,735	1,674,710
Total Private Equity			866,735	1,674,710

Secondary Funds – 3.9%
Banner Ridge Secondary Fund III (Offshore), LP*(b)(c)	—	9/27/2019	117,344	384,321
Banner Ridge Secondary Fund IV (Offshore), LP*(b)(c)	—	6/30/2021	578,275	1,485,498
Banner Ridge Secondary Fund V (Offshore), LP*(b)(c)	—	9/28/2023	2,217,840	2,547,504
Total Secondary Funds			2,913,459	4,417,323
Total Cayman Islands			6,779,658	10,167,702

Guernsey – 0.0%
Private Credit – 0.00%(f)
PDC Opportunities V LP(b)(c)	—	12/30/2019	—	542

Luxembourg – 11.7%
Private Credit – 0.00%(f)
17Capital Co-Invest (A) SCSp*(b)(c)	—	5/26/2021	106,404	989

Private Equity – 11.7%
ACE Buyout IV (Lux) SCSp SICAV-RAIF*(b)(c)	—	12/16/2021	5,355,759	7,597,796
NE Fund II SCSp*(b)(c)	—	1/28/2022	1,638,492	2,010,893
NE Pulse SCSp*(b)(c)	—	10/19/2022	997,457	1,390,356
The Evolution Technology Fund II SCSp*(b)(c)	—	9/29/2021	1,567,217	2,103,204
Total Private Equity			9,558,925	13,102,249
Total Luxembourg			9,665,329	13,103,238

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2024 (Unaudited) — (Continued)

Investments at Fair Value	Principal Balance/ Shares	Initial Acquisition Date	Cost	Fair Value
Investments in Private Investment Funds(a) (continued)
United Kingdom – 4.0%
Private Equity – 4.0%
Albion Growth Opportunities LP*(c)	2,276	7/6/2021	$1,167,279	$1,795,098
European Liquidity Solutions III Limited Partnership*(b)(c)	—	10/6/2021	2,650,897	2,669,380
Total Private Equity			3,818,176	4,464,478
Total Investments in Private Investment Funds			69,378,367	98,116,665

Investments in Private Operating Companies(a)(e) – 2.4%
Israel – 2.1%
Private Equity – 2.1%
I.G.M.R Research Ltd. – Ordinary Shares*	7,193	9/30/2022	173,206	172,540
I.G.M.R Research Ltd. – Preferred B Shares*	2,710	9/30/2022	73,166	73,138
I.G.M.R Research Ltd. – Preferred B-1 Shares*	54,389	9/30/2022	1,631,300	1,630,679
I.G.M.R Research Ltd. – Preferred Ordinary A-1 Shares*	739	9/30/2022	18,837	18,830
I.G.M.R Research Ltd. – Preferred Ordinary A-3 Shares*	18,423	9/30/2022	469,689	469,510
I.G.M.R Research Ltd. – Preferred Ordinary A-4 Shares*	2,168	9/30/2022	55,281	55,260
Total Private Equity			2,421,479	2,419,957

United States – 0.3%
Private Equity – 0.1%
Awz Manager II, Inc*	10	6/30/2022	—	1
KA Credit Advisors Holdco Blocker, LLC(b)	—	4/22/2021	1	58,486
Total Private Equity			1	58,487

Real Estate – 0.2%
LL-MS Carry Co, LLC*(b)	—	7/25/2023	—	4,328
LL-MS Management Blocker, LLC*(b)	—	11/20/2020	161,529	190,367
Total Real Estate			161,529	194,695
Total United States			161,530	253,182
Total Investments in Private Operating Companies			2,583,009	2,673,139

			Amortized Cost	Fair Value
Loans(a)(e) – 11.2%
United States – 11.2%
Loans – 11.2%
CXI Valley I LLC – Promissory Note, 0%, 11/15/2025*	452,464	5/15/2023	381,711	291,125
HEI Warehouse Facility – NADA, 11.17% ((Term SOFR 1M + 6.5% (subject to 11.5% Floor) + 2% during occurrence of a Rapid Amortization Event) 12/12/2026	3,000,000	12/30/2024	3,005,725	3,000,000

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2024 (Unaudited) — (Continued)

Investments at Fair Value	Principal Balance/ Shares	Initial Acquisition Date	Cost	Fair Value
Loans(a)(e) (continued)
United States
Kensington Private Equity Fund 12.1% ((Term SOFR 3M + 7% (4% payable in cash) + LTV premium ranging from 0.5% to 2.5% + 3% default (if applicable)) 3/29/26	7,000,000	12/16/2024	$6,965,000	$7,000,000
Venerable Loan 12% PIK, 10/27/2024(i)	1,730,833	10/12/2021	2,038,060	2,236,358
Total Loans			12,390,496	12,527,483

Short-Term Investments – 4.5%
United States – 4.5%
Fidelity Investments Money Market Treasury Portfolio – Class I 4.34%(d)(h)	5,074,154		5,074,154	5,074,154
Total Short-Term Investments			5,074,154	5,074,154

Total Investments at Fair Value – 111.6%			$96,039,656	$125,068,310

Other Liablities in Excess of Assets – (11.6)%				(13,038,527)
Total Net Assets – 100%				$112,029,783

____________

SOFR — Secured Overnight Financing Rate

CME Term SOFR 3M — Chicago Mercantile Exchange forward looking measure of SOFR for three months

PIK — Paid-in-Kind Interest

*        Investment is non-income producing.

(a)      Investment restricted for resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of December 31, 2024, was $119,994,156 or 107.1% of net assets.

(b)      Private investment fund does not issue shares or units.

(c)      Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 3 for respective investment strategies, unfunded commitments, and redemptive restrictions.

(d)      All or a portion of this security is held through Felicitas Private Markets Fund Blocker, LLC.

(e)      Value was determined using significant unobservable inputs.

(f)      Less than 0.005%.

(g)      A portion of this holding is subject to unfunded commitments. The stated interest reflects the reference rate and spread for the funded portion. See Note 9 for additional information.

(h)      The rate is the annualized seven-day yield at period end.

(i)      Principal includes PIK Interest and is net of repayments, if any.

See accompanying notes to consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Summary of Investments
December 31, 2024 (Unaudited)

Summary of Investments (as a percentage of total net assets)
Common Stocks
United States
Private Credit	0.6%
Total Common Stocks	0.6%
Debt Instruments
United States
Private Credit	5.3%
Total Common Stocks	5.3%
Investments in Private Investment Funds
United States
Private Equity	32.3%
Private Credit	12.8%
Secondary Funds	11.8%
Real Estate	5.9%
Total United States	62.8%
Cayman Islands
Private Credit	3.7%
Private Equity	1.5%
Secondary Funds	3.9%
Total Cayman Islands	9.1%
Guernsey
Private Credit	0.0%
Luxembourg
Private Credit	0.0%
Private Equity	11.7%
Total Luxembourg	11.7%
United Kingdom
Private Equity	4.0%
Total Investments in Private Investment Funds	87.6%
Investments in Private Operating Companies
Israel
Private Equity	2.1%
United States
Private Equity	0.1%
Real Estate	0.2%
Total United States	0.3%
Total Investments in Private Operating Companies	2.4%
Loans
United States
Loans	11.2%
Total Loans	11.2%
Short-Term Investments
United States	4.5%
Total Short-Term Investments	4.5%
Total Investments at Fair Value	111.6%
Other Liabilities in Excess of Assets	(11.6)%
Total Net Assets	100.0%

See accompanying notes to consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Statement of Assets and Liabilities
December 31, 2024 (Unaudited)

Assets
Investments, at fair value (cost $96,039,656)	$125,068,310
Cash and cash equivalents	2,059
Cash held in escrow	100,000
Dividends receivable	319,246
Interest receivable	30,309
Prepaid expenses	1,322
Total Assets	125,521,246

Liabilities
Investment management fee payable (Note 2 and Note 7)	179,101
Line of credit payable (Note 10)	7,000,000
Payable for shares repurchased	3,259,211
Deferred Tax Liability	2,105,061
Current Tax Liability	303,604
Audit and tax fees payable	157,762
Line of credit interest payable (Note 10)	156,188
Distributions to investors payable	110,011
Proceeds from subscriptions received in advance	100,000
Legal fees payable	69,451
Blue sky payable	15,234
Custody fees payable	9,144
Transfer agent fees payable	3,881
Accounting and administration fees payable	32
Accounts payable and other accrued expenses	22,783
Total Liabilities	13,491,463

Commitments and contingencies (see Note 3 and Note 9)

Net Assets	$112,029,783

Composition of Net Assets:
Paid-in capital	$82,838,546
Total distributable earnings	29,191,238
Net Assets	$112,029,783

Net Asset Value, and redemption price per Class Y share outstanding
Class Y Shares (5,413,790 Class Y shares outstanding)	$20.69

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Statement of Operations
For the Six Months Ended December 31, 2024 (Unaudited)

Investment Income
Distributions from private investment funds (net of witholding tax of $2,053)	$1,639,090
Interest Income	288,468
PIK Income	382,152
Total Income	2,309,710

Expenses
Investment management fees (Note 7)	857,441
Line of credit fees and expenses(1)	206,188
Legal Fees	161,567
Audit and tax fees	115,708
Accounting and administration fees	62,914
Chief compliance officer fees	12,694
Trustees’ fees and expenses	19,256
Custodian fees	17,245
Transfer Agency fees	22,264
Blue sky fees	15,000
Offering Costs (Note 2)	50,993
Other operating expenses	55,705
Total Expenses	1,596,975
Less: Fees Waived by Adviser (Note 7)	(315,637)
Net Expenses	1,281,338
Net Investment Income	1,028,372

Net Realized Gain(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Capital gain distributions from investment funds	285,650
Net realized loss on investments	(19,276)
Net change on current tax	(41,020)
Net change in unrealized appreciation/(depreciation) on investments	1,941,767
Net change on deferred tax expense	54,122
Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments	2,221,243
Net Increase in Net Assets Resulting from Operations	$3,249,615

____________

(1)      Includes up front fees, unused fees, and interest expense.

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Statements of Changes in Net Assets

	For Six Months Ended December 31, 2024 (Unaudited)	For the Period July 1, 2023* Through June 30, 2024
Changes in Net Assets Resulting from Operations
Net investment income	$1,028,372	$884,258
Net realized gain on investments, net of current tax	225,354	114,591
Net change in unrealized appreciation/(depreciation) on investments, net of deferred tax	1,995,889	991,793
Net Change in Net Assets Resulting from Operations	3,249,615	1,990,642

Distributions to investors
Class Y	(878,795)	(334,435)
From return of capital
Class Y	—	(170,194)
Net Change in Net Assets from Distributions to Investors	(878,795)	(504,629)

Change in Net Assets Resulting from Capital Share Transactions

Class Y
Proceeds from issuance of shares	6,820,773	115,986,052 (1)
Reinvested distributions	768,784	504,629
Shares tendered	(3,259,211)	(12,748,077)
Total Class Y Transactions	4,330,347	103,742,604

Net Change in Net Assets Resulting from Capital Share Transactions	4,330,347	103,742,604

Total Net Increase in Net Assets	6,701,166	105,228,617

Net Assets
Beginning of period	105,328,617	100,000
End of period	$112,029,783	$105,328,617

Shareholder Activity
Class Y Shares
Subscriptions	336,533	5,797,966 (1)
Reinvested distributions	37,954	25,938
Shares tendered	(157,500)	(632,101)
Net Change in Class Y Shares Outstanding	216,988	5,191,803

____________

*        The Fund commenced operations following the close of business on June 30, 2023 following reorganization of Felicitas Equity Fund, LP which was effective as of close of business on June 30, 2023. Prior to that, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s shares of beneficial interest under the Securities Act and the sale of 5,000 shares (“Initial Shares”) to the Investment Advisor for $100,000 on June 20, 2023 at an initial Net Asset Value (“NAV”) of $20 per share. See Note 1 in the accompanying notes to consolidated financial statements.

(1)      Class Y contributions include $108,804,052 and 5,440,203 shares, which consists of investment assets of $94,376,406, and assumed other assets and liabilities of $14,427,646, which were received in connection with the reorganization of the Felicitas Equity Fund, LP. See Note 1 in the accompanying notes to consolidated financial statements.

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Statement of Cash Flows
For the Six Months Ended December 31, 2024 (Unaudited)

Cash Flows From Operating Activities
Net increase in net assets from operations	$3,249,615
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(16,682,991)
PIK interest income added to principal amount of investments	(382,152)
Return of capital distributions from private investment funds	5,820,642
Sales of investments	378,364
Change in short-term investments, net	2,660,728
Net realized loss on investments	19,276
Net change on current tax	41,020
Net change in unrealized appreciation/depreciation on investments	(1,941,767)
Net change in deferred tax expense	(54,122)
(Increase)/Decrease in Assets:
Dividends receivable	(217,175)
Interest receivable	(4,934)
Offering Costs	27,996
Prepaid expenses and other assets	3,803
Increase/(Decrease) in Liabilities:
Line of credit interest payable	156,188
Investment management fee payable	(227,759)
Audit and tax fees payable	(73,738)
Legal fees payable	29,279
Organizational cost payable	(13,571)
Blue sky payable	4,834
Custody fees payable	145
Chief compliance officer fees payable	(4,500)
Transfer agent fees payable	(54)
Accounting and administration fees payable	(56)
Accounts payable and other accrued expenses	14,722
Net Cash Used in Operating Activities	(7,196,207)

Cash Flows from Financing Activities
Proceeds from subscriptions of shares, net of change in subscriptions received in advance	6,230,000
Proceeds from line of credit	7,000,000
Payments made on line of credit	—
Distributions to investors, net of reinvestments of distributions	110,011
Payments for shares tendered, net of increase in payable for tenders	(6,195,196)
Net Cash Provided by Financing Activities	7,144,816

Net change in Cash and cash equivalents	(51,391)
Cash and cash equivalents – Beginning of Period	53,450
Cash and cash equivalents – End of Period	$2,059

Supplemental disclosure of non-cash activities
PIK Interest	382,152
Net change in current tax	41,020
Net change in deferred tax	(54,122)
Reinvested dividends	768,784

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Financial Highlights — Class Y Shares

Per share operating performance.
For a capital share outstanding throughout the periods.

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Period June 30, 2023* through June 30, 2024
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$20.27		$20.00
Activity from investment operations:
Net investment income(1)	0.19		0.17
Net realized and unrealized gain/(loss) on investments	0.39		0.19
Total from investment operations	0.58		0.36

Distributions to investors
From net investment income	(0.16)		(0.06)
From return of capital	—		(0.03)
Total distributions to investors	(0.16)		(0.09)

Net Asset Value per share, end of period	$20.69		$20.27

Net Assets, end of period	$112,029,783		$105,328,617

Ratios to average shareholders’ equity:
Net investment income(2)	1.25	%(5)	0.81%

Gross expenses(3)	2.80	%(5)	2.68%
Expense Recoupment/(Reimbursement)	(0.55)%		(0.43)%
Net expenses(3)	2.25	%(5)	2.25%

Total Return(4)	2.90	%(6)	1.82%

Portfolio turnover rate	0	%(6)	4%

Senior Securities
Total borrowings (000s)	$7,000		N/A
Asset coverage per $1,000 unit of senior indebtedness(7)	$17,004		N/A

____________

*        The Fund commenced operations following the close of business on June 30, 2023 following reorganization of Felicitas Equity Fund, LP which was effective as of close of business on June 30, 2023. Prior to that, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s shares of beneficial interest under the Securities Act and the sale of 5,000 shares (“Initial Shares”) to the Investment Advisor for $100,000 on June 20, 2023 at an initial Net Asset Value (“NAV”) of $20 per share. See Note 1 in the accompanying notes to consolidated financial statements.

(1)      Per share data is computed using the average shares method.

(2)      Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

(3)      These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the
Consolidated Schedule of Investments.

(4)      Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

(5)      Annualized

(6)      Not annualized.

(7)      Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited)

1.      Organization

Felicitas Private Markets Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Effective November 30, 2023, the Fund registered its shares of beneficial interest (“Shares”) under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), Felicitas Equity Fund, LP (the “Predecessor Fund”), reorganized with and transferred substantially all its assets into the Fund. The Fund maintains an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Predecessor Fund. Felicitas Global Partners, LLC serves as the investment sub-adviser to the Fund and was the investment adviser to the Predecessor Fund. The Fund and the Predecessor Fund share the same portfolio managers. The tax-free reorganization was accomplished at the close of business on June 30, 2023. The reorganization was accomplished by the following tax-free exchange in which each limited partner of the Predecessor Fund received the same aggregate share net asset value (“NAV”) in the corresponding classes as noted above:

	Shares Issued	Net Assets
Class Y Shares NAV $20.00	5,440,203	$108,804,052

The net unrealized appreciation of investments transferred was $23,674,562 as of the date of the transfer, and the cost basis of the investments received of $70,701,844 and fair value of $94,376,406 were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to the Fund’s shareholders (collectively, “Shareholders”) for tax purposes.

Prior to the reorganization, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) to the Investment Adviser for $100,000 on June 20, 2023, at an initial NAV of $20.00 per Share.

Skypoint Capital Advisors, LLC serves as the investment adviser (the “Investment Adviser”) of the Fund. The Investment Adviser provides day-to-day investment management services to the Fund, including selection and oversight of the Sub-Adviser and the Fund’s other service providers. Felicitas Global Partners, LLC serves as the investment sub-adviser (hereinafter, the “Sub-Adviser” and together with the Investment Adviser, the “Advisers”) of the Fund. The Sub-Adviser provides day-to-day investment management services to the Fund, including investment selection, initial and on-going due diligence of Underlying Managers and asset allocation. The Advisers are registered as investment advisers with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Board of Trustees of the Fund (the “Board” and the members thereof, “Trustees”) has overall responsibility for the management and supervision of the business operations of the Fund.

The Fund’s investment objective is to deliver a combination of yield and capital appreciation. The Fund intends to seek its investment objective through a portfolio of private equity, private credit and real estate investments (“private assets”). Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “private assets” (“80% Policy”). For purposes of this 80% Policy, private assets include: (i) investments in general or limited partnerships, funds, corporations, trusts, closed-end funds (including, without limitation, funds-of-funds) (together, “Investment Funds”) that are managed by independent investment managers, i.e., investment advisers unaffiliated with the Advisers) (each, an “Underlying Manager” and collectively, the “Underlying Managers”); (ii) secondary investments in Investment Funds managed by Underlying Managers; (iii) co-investment vehicles that invest alongside Investment Funds; and (iv) other direct investments in the equity or debt of a company, which are not generally available to unaccredited investors (each, a “Direct Investment” and together with the Investment Funds, the “Investments”). Investment Funds will be limited to (i) private funds (e.g., exempt under Section 3(c)(1) or 3(c)(7) from registration under the 1940 Act), or (ii) registered

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

1.      Organization (cont.)

investment companies and non-traded business development companies that invest at least 80% of their assets in “private assets” that are only available to accredited investors. The Fund does not intend to invest directly in real estate but may invest in real estate indirectly through Investment Funds. The Fund’s investments also will include direct investments in equity or debt alongside private equity funds and firms, and the Fund may provide debt or preferred equity financing to other companies, institutions, funds, or fund managers. The Fund will invest primarily in Investment Funds and to a lesser extent in co-investments and direct investment. The Fund may change the 80% Policy without shareholder approval upon at least 60 days’ prior written notice to shareholders.

Basis for Consolidation

As of December 31, 2024, the Fund has one wholly-owned subsidiary, Felicitas Private Markets Fund Blocker, LLC (the “Subsidiary”), formed as a Delaware limited liability company on March 10, 2023. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2024, total net assets of the Fund were $112,029,783, of which $15,546,020, or approximately 13.88%, was held in the Felicitas Private Markets Fund Blocker, LLC.

2.      Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The preparation of the financial statements in accordance with the generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Offering Costs

Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information (“SAI”) and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the offering costs as of the date of the accompanying financial statements are $90,187. For the six months ended December 31, 2024, $50,993 in offering costs have been amortized and $0 in offering costs remain unamortized.

The Investment Adviser has agreed to advance the Fund’s offering costs and any additional costs incurred prior to the commencement of operations of the Fund. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 7, are accounted for as a deferred charge until Fund Shares are offered to the public and will thereafter, be amortized to expense over twelve months on a straight-line basis.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

2.      Significant Accounting Policies (cont.)

Fair Value — Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, defined in FASB ASC 820, Fair Value Measurements. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 —

Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly. These inputs may include: (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable for the asset; or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

Level 3 —	Inputs that are unobservable and significant to the entire fair value measurement.

Investments in private investment funds measured using net asset value as practical expedient are not categorized within the fair value hierarchy.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy in which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value — Valuation Techniques and Inputs

The Fund calculates its NAV as of the close of business on the last day of each quarter and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

2.      Significant Accounting Policies (cont.)

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund values its investments in private Investment Funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act). In accordance with the Fund’s valuation procedures (the, “Valuation Procedures”), fair value as of each quarter-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each private Investment Fund in accordance with the private Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private Investment Fund will represent the amount that the Fund could reasonably expect to receive from the private Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund will determine the fair value of such private Investment Fund based on the most recent final or estimated value reported by the private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio.

The Valuation Procedures require the Valuation Designee to take reasonable steps in light of all relevant circumstances to value the Fund’s portfolio. The Valuation Designee will consider such information and may conclude in certain circumstances that the information provided by an Underlying Manager does not represent the fair value of the Fund’s interests in the Investment Fund. The Investment Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.SGAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith, and subject to the review and supervision of the Board.

The Valuation Procedures provide that, where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Fund is aware of sales of similar securities to third parties at materially different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Fund’s investment will be revalued in a manner that the Valuation Designee, in accordance with the Valuation Procedures, determines in good faith best reflects approximate market value.

Debt securities will be valued in accordance with the Valuation Procedures, which generally provide for using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. The Valuation Designee will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.

Securities for which the primary market is a national securities exchange are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded on the over-the-counter market are valued at their closing bid prices.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

2.      Significant Accounting Policies (cont.)

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount using the effective interest method over the respective term of the loan. Dividend income is recognized on the ex-dividend date. Proceeds from investments in investment funds that represent return of capital are accounted for as a reduction to cost, and any proceeds received above the cost basis results in a realized gain. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Unrealized gains and losses are reflected in operations when changes between the cost and fair value of investments occur. Income distributions received are recognized as income distributions from investments in private investment funds in the statement of operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of payment in kind (“PIK”), which accrues on a current basis but is generally not paid in cash until maturity or some other determined payment date. PIK interest is included in the Fund’s net asset value and also in determining net investment income. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.

Distributions and Dividend Reinvestment Plan

Distributions will be paid at least annually on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year.

The Fund has a dividend reinvestment plan (the “DRIP”). Unless a Shareholder elects to receive cash by contacting the Fund’s Administrator, all dividends and/or capital gains distributions declared on Shares will be automatically reinvested in additional Shares at the Fund’s then current NAV. Shareholders that elect not to participate in the DRIP will receive dividends and capital gains distributions in cash. Participation in the DRIP is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Administrator prior to the dividend record date; otherwise, such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

Cash and Cash Equivalents

Cash and cash equivalents may include money market investments and short-term interest-bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund also holds cash in escrow for subscriptions purchased in advance and tender offer holdback payments. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

2.      Significant Accounting Policies (cont.)

income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of December 31, 2024.

The Fund intends to distribute all or substantially all of its taxable income to shareholders and to comply with the other requirements of Subchapter M of the Code, applicable to RICs. Accordingly, no provision for U.S. federal income taxes is required. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to shareholders, and all distributions out of earnings and profits would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to shareholders and to meet certain diversification and income requirements with respect to its underlying investments. The Fund has adopted June 30 as its tax year end. The income from the underlying investments for federal income tax purposes is based on amounts reported to the Fund on Schedule K-1 from the underlying investments.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended December 31, 2024, the Fund did not incur any interest or penalties.

The Subsidiary is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. Under current law, the Subsidiary is not eligible to elect treatment as a RIC. However, the amount of taxes paid by the Subsidiary will vary depending on the amount of capital appreciation of its investments and such taxes will reduce a Shareholder’s return from an investment in the Fund. Since the Subsidiary is subject to taxation on the capital appreciation of its investments, the NAV of the Shares will also be reduced by the accrual of any deferred tax liabilities. As a result, the Fund’s after-tax performance would be impacted.

The Subsidiary accrues deferred income taxes for any future tax liability associated with capital appreciation of its investments. Upon the sale of an investment, the Subsidiary may be liable for previously deferred taxes. The Subsidiary will rely to some extent on information, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Investment Adviser will modify the estimates or assumptions related to the Subsidiary’s deferred tax liability as new information becomes available. The Subsidiary generally computes deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Subsidiary is currently using a Federal tax rate net of state benefit of 19.42% and an estimated state tax rate of 7.50%.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

2.      Significant Accounting Policies (cont.)

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.      Fair Value Measurements

The Fund’s assets recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The following table presents information about the Fund’s assets measured at fair value as of December 31, 2024:

Assets (at fair value)	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value(1)	Total
Common Stocks	$687,650	$—	$—	$—	$687,650
Debt Instruments	—	—	5,989,219	—	5,989,219
Private Investment Funds	—	—	2,806,386	95,310,279	98,116,665
Private Operating Companies	—	—	2,673,139	—	2,673,139
Loans	—	—	12,527,483	—	12,527,483
Short-Term Investments	5,074,154	—	—	—	5,074,154
Total Investments	$5,761,804	$—	$23,996,227	$95,310,279	$125,068,310

____________

(1)      These investments are presented for reconciliation purposes and are not required to be categorized in the fair value hierarchy since they are measured at net asset value, without adjustment, as permitted as a practical expedient.

The below table reflects the unobservable inputs used in the valuation of other Level 3 assets as of December 31, 2024:

	Fair Value at December 31, 2024	Valuation Technique	Unobservable Inputs	Range of Inputs	Impact on Valuation from an Increase in Input
Debt Instruments	$5,989,219	Other	Estimated Collection Probability	100.00%	Increase
Private Investment Funds	2,339,725	Income Approach	Capitalization Rate	7.25%	Decrease
	466,661	Other	Indicated Discount	35.00%	Decrease
Private Operating Companies	2,419,958	Market Approach	Transaction Price	$23.99 – $29.98 ($28.26)(1)	Increase
	194,695	Income Approach	Discount Rate	8.00%	Decrease
	58,486	Other	Estimated Collection Probability	100.00%	Increase
Loans	12,236,358	Other	Estimated Collection Probability	100.00%	Increase
	291,125	Income Approach	Discount Rate	5.54% – 6.05% (5.80%)(2)	Decrease
	$23,996,227

____________

(1)      Weighted average is determined by the underlying fair values of the investments within the private Investment Funds or shares of the various series within the private operating companies, as applicable.

(2)      Weighted average is determined by the mid-point of the rates.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

3.      Fair Value Measurements (cont.)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the six months ended December 31, 2024:

	Debt Instruments	Private Investment Funds	Private Operating Companies	Loans	Totals
Balance as of July 1, 2024	$—	$3,981,494	$2,467,971	$5,766,955	$12,216,420
Purchases	2,850,092	50,000	50,943	10,000,000	12,951,035
Sales/Paydowns	—	—	(141,575)	(226,232)	(367,807)
Realized gains(losses)	—	—	—	—	—
Distributions	—	—	—	—	—
Change in Unrealized appreciation (depreciation)	60,857	(228,023)	17,001	65,030	(85,135)
Transfers In	3,078,270	662,540	278,799	—	4,019,609
Transfers Out	—	(1,659,625)	—	(3,078,270)	(4,737,895)
Balance as December 31, 2024	$5,989,219	$2,806,386	$2,673,139	$12,527,483	$23,996,227
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for Level 3 assets held at the end of the reporting period	60,857	(228,023)	17,001	65,030	(85,135)

The following table represents investment categories, unfunded commitments and redemptive restrictions of Private Investment Funds held by the Fund including investments that are measured at NAV per share (or its equivalent) as a practical expedient as of December 31, 2024.

Private Investment Fund	Investment Category	Unfunded Commitment	Fair Value	Fund Term
13th Floor Fund IV, LP*	Real Estate	$200,000	$466,661	10 years after Final Closing with 2 additional years possible. Final close was in 2021
17 Capital Co-Invest (A) SCSp*	Private Credit	—	989	Terminates 6 months after final realization
ACE Buyout IV (Lux) SCSp SICAV-RAIF*	Private Equity	1,020,368	7,597,796	Termination date is 05/29/2030
Albion Growth Opportunities LP*	Private Equity	13,362	1,795,098	5 years after First Closing subject to extensions. First closing was in 2021
Arrowroot Protecht, L.P.*	Private Equity	—	5,261,202	Partnership shall be dissolved following the disposition of all its Investments
Awz Pentera II LLC*	Private Equity	—	1,801,162	Partnership will continue until the earliest occurrence of: sale of all assets of the Company, consent of the Holders, entry of judicial decree of dissolution, or IPO of Pentera Shares
Banner Ridge DSCO Fund I (Offshore), LP*	Private Credit	1,432,126	905,587	Termination date is 03/20/2030, subject to two 1-year extensions
Banner Ridge DSCO Fund I, LP*	Private Credit	5,746,030	3,722,629	Termination date is 03/20/2030, subject to two 1-year extensions

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

3.      Fair Value Measurements (cont.)

Private Investment Fund	Investment Category	Unfunded Commitment	Fair Value	Fund Term
Banner Ridge DSCO Fund II (Offshore), LP*	Private Credit	7,913,484	2,774,154	Termination date is 05/20/2030, subject to a 1-year extension
Banner Ridge Secondary Fund III (Offshore), LP*	Secondary Funds	674,656	384,321	Termination date is 09/19/2029, subject to two 1-year extensions
Banner Ridge Secondary Fund III (T), LP*	Secondary Funds	4,091,582	2,028,390	Termination date is 09/19/2029, subject to two 1-year extensions
Banner Ridge Secondary Fund III Co, LP*	Secondary Funds	861,205	1,271,729	Termination date is 11/29/2029, subject to two 1-year extensions
Banner Ridge Secondary Fund IV (T), LP*	Secondary Funds	5,692,817	5,938,424	Termination date is 06/15/2031, subject to two 1-year extensions
Banner Ridge Secondary Fund IV (Offshore), LP*	Secondary Funds	1,421,737	1,485,498	Termination date is 06/15/2031, subject to two 1-year extensions
Banner Ridge Secondary Fund V (Offshore), LP*	Secondary Funds	2,836,080	2,547,504	Termination date is 07/07/2032, subject to two 1-year extensions
CapitalSpring Investment Partners VI Parallel II, LP*	Private Equity	1,010,831	2,209,577	Termination date is 3/31/2029, subject to two 1-year extensions at the discretion of the GP and one 1-year extension with the consent of the LPAC
Coller Secondaries Private Equity Opportunities Fund(2)	Private Equity	—	6,180,589	Perpetual life
Crestline Portfolio Financing Fund II (US), L.P.*	Private Credit	654,186	1,414,004	36-month investment period, and then 36-month harvest period
Crestline Portfolio Financing Fund II (TE/FNT), L.P.*	Private Credit	163,635	350,883	36-month investment period, and then 36-month harvest period
Crestline Portfolio Financing Fund (US), L.L.C.*	Private Credit	782,060	400,267	36-month investment period with one optional 1-year extension, and then 36-month harvest period with two optional one year extensions
Crestline Portfolio Financing Fund Offshore B, L.P.*	Private Credit	86,607	45,045	36-month investment period with one optional 1-year extension, and then 36-month harvest period with two optional one year extensions
Crestline Praeter, L.P. – Fulcrum*	Private Credit	—	—	No termination date
Dugout Funding LLC(1)	Private Credit	—	—	No termination date
EGH Investors LLC (Series A)*	Real Estate	—	2,051,518	No termination date
EGH Investors LLC (Series B)*	Real Estate	—	288,207	No termination date
European Liquidity Solutions III Limited Partnership*	Private Equity	333,533	2,669,380	Fund ends 09/26/2029, subject to two 1-year extensions
Inspiration Ventures Secondary Fund I, L.P.*	Secondary Funds	73,927	361,058	September 24, 2025 (extended from 9/24/2024)
Jupiter SPV LP*	Secondary Funds	—	1,674,710	5 years after initial closing, fund ends on December 9, 2026
LBR Co-Invest Debtco, L.P.(3)	Private Credit	—	226	No termination date
LBR Co-Invest Equityco, LLC(3)	Private Equity	—	100,903	No termination date
Levine Leichtman Capital Partners VI, L.P. (Series A)*	Private Equity	826,507	11,331,734	Termination date: 11/16/2028; with 1 year extension and two 1-year extensions with majority approval

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

3.      Fair Value Measurements (cont.)

Private Investment Fund	Investment Category	Unfunded Commitment	Fair Value	Fund Term
Levine Leichtman Capital Partners VI, L.P. (Series B)*	Private Equity	91,834	1,259,499	Termination date: 11/16/2028; with 1 year extension and two 1-year extensions with majority approval
LL-MS City Place Blocker, LLC*	Real Estate	—	1,015,138	No termination date
LL-MS City Place Blocker 2, LLC*	Real Estate	—	1,013,655	No termination date
LL-MS Covington Blocker, LLC*	Real Estate	—	570,247	No termination date
LL-MS Fabian Way Blocker, LLC*	Real Estate	20,661	151,623	No termination date
LL-MS Troy Court Blocker, LLC*	Real Estate	63,339	1,083,707	No termination date
NE Pulse SCSp*	Private Equity	3,649	1,390,356	The earlier of (1) 90 days following the disposal of the last investment or (2) the 4th anniversary of the Final Closing Date (4/30/2023)
NE Fund II SCSp*	Private Equity	96,086	2,010,893	10 years following the Final Closing Date (2020). May be extended for a maximum of two years
NPC KeepTruckin, LLC*	Private Equity	—	270,026

Continue until the fifth anniversary of the Initial Closing Date. Fund ends on April 30, 2026. The Managing Member may, in its sole discretion, extend the term of the Company for up to two additional 1-year periods

NPC Opportunity Fund, L.P.*	Private Equity	50,000	910,732	7 years after the Final Closing. Fund ends on March 31, 2028. GP has discretion to extend by unlimited 1-year periods
Nuveen Churchill Private Capital Income Fund(4)	Private Credit	—	2,011,377	Perpetual life.
OCP Chimera LP*	Secondary Funds	239,000	316,423
Pathlight Capital Fund I LP*	Private Credit	913,050	666,548	General Partners may extend the termination date for up to two consecutive one-year periods. The initial one-year extension is commencing on 1/1/2025.
PDC Opportunities V LP*	Private Credit	374	542	The Fund will continue until the proceeds of the final realization is received.
Peregrine Select Fund II, L.P.*	Private Equity	—	1,941,486	Termination date is 06/18/2031, subject to two 1-year extensions at the GP’s discretion.
Second Alpha Partners IV, L.P.*	Secondary Funds	138,409	1,142,300	Termination date: 05/31/2024, subject to two 1-year extensions. Fund term was renewed to May 31, 2025

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

3.      Fair Value Measurements (cont.)

Private Investment Fund	Investment Category	Unfunded Commitment	Fair Value	Fund Term
Second Alpha Partners V, L.P.*	Private Equity	329,693	1,107,746	The Partnership shall terminate 9th anniversary of the final closing date (2020), but subject to two 1-year extensions
Signal Peak Ventures III CIV-A, L.P.*	Private Equity	—	1,349,638	Continue until the tenth anniversary of the Activation Date (2021), unless extended pursuant to paragraph 10.1 or sooner dissolved as provided in paragraph 10.2(a)
Signal Peak Ventures IV, L.P.*	Private Equity	315,000	1,085,210	10 years from the due date of the first capital call (the “Activation Date”, 2021), subject to one 1-year extension at the General Partner’s discretion
StepStone Private Venture and Growth Fund(5)	Private Equity	—	2,478,486	Closed-end, evergreen, tender fund.
Terracotta Credit Fund L.P.(6)	Private Credit	—	2,036,889	Evergreen
The Evolution Technology Fund II SCSp*	Private Equity	27,658	2,103,204	January 13, 2030, subject to two 1-year extensions
Thorofare Asset Based Lending Fund V, L.P.(7)	Private Credit	—	3,012,726	Until the partnership is terminated and wound up in accordance with the limited partnership agreement
TSC Co-Invest L.P.*	Private Equity	—	12,337	Will exist in perpetuity unless terminated by the GP
VCFA Venture Partners VI, L.P.*	Secondary Funds	68,000	1,041,452	Termination date: 12/5/2028, subject to two 1-year extensions terminating no later than December 5, 2030
WhiteHawk III Onshore Fund, L.P.(1)	Private Credit	—	1,075,180	Term ends at end of Liquidation Period: June 30, 2026. But liquidation period can be extended for up to two 1-year periods
Total Unfunded Commitment		$38,191,486	$98,116,665

____________

*        No redemptions are permitted.

(1)      No redemption provisions.

(2)      Redemption permitted after 3 year lock-up period on a quarterly basis (up to 5% of the total fund NAV).

(3)      Withdrawals permitted upon written consent of the Underlying Manager.

(4)      Quarterly repurchases at NAV as of each quarter-end, limited to 5.0% of aggregate outstanding (either by number of shares or aggregate NAV) as of the close of the previous calendar quarter. Repurchase is subject to the Board’s approval.

(5)      Quarterly redemptions of up to 2.5% of the Fund’s outstanding shares, subject to approval by the Board. Redemptions beginning in the fifth full quarter post-launch (Q1 2024).

(6)      Initial lockup period of 3 years, then rolling 2-year lockup period; after lockup period, capital is returned as set of loans that exist at time of withdrawal notice is re-paid.

(7)      Withdrawals permitted annually, subject to the lock-up period of 2 years.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

4.      Significant Risk Factors

The Fund is subject to substantial risks — including market risks, strategy risks and Underlying Manager risks. Private Investment Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be entitled to the various protections afforded by the 1940 Act with respect to its investments in private Investment Funds. While the Advisers will attempt to moderate any risks of securities activities of the Underlying Managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Advisers will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

The Fund’s investing activities and those of the Investment Funds expose the Fund to various types of financial risks that are associated with the financial instruments and markets in which they invest. These financial risks include credit risk, liquidity risk and market risk (including foreign currency risk, interest rate risk and other price risks). The Fund’s overall risk management program focuses on minimizing potential adverse effects on the Fund’s performance resulting from these financial risks. The Fund attempts to manage these financial risks on an aggregate basis along with other risks associated with its investing activities.

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Banking Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Credit Risk

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.

Liquidity Risk

Investments held by the Fund are generally in illiquid securities and partnership interests acquired through privately negotiated transactions and there is no assurance that the Fund will be able to realize such investments in a timely manner. The Fund’s ability to exit its investments may be adversely affected by market conditions.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

4.      Significant Risk Factors (cont.)

Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk includes foreign currency, interest rate risk and other price risks.

Foreign Currency and Exchange Risks

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. To the extent that the Fund directly or indirectly holds assets in foreign currencies, the Fund will be exposed to a degree of currency risk which may adversely affect performance, changes in foreign currency exchange rates may materially affect the value of investments in the portfolio.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The fair value of debt securities in which the Investment Funds invest is sensitive to changes in interest rates and market conditions within the United States and other countries. The fair values of equity securities may be indirectly affected by changes in interest rates as well.

Other Price Risks

Other price risks relate to the risks that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from foreign currency or interest rate risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments traded in the market. These risks may include equity and commodity risk.

Concentration Risk

The investment portfolio of the Fund may be subject to rapid change in value than would be the case if the Fund were to maintain a wide diversification amount securities or industry sectors.

5.      Capital Stock

The Fund has designated two separate classes of Shares of the Fund, Class Y Shares and Class I Shares. Class Y Shares and Class I Shares are currently offered. As of December 31, 2024, there were no Class I Shares outstanding. The Fund has received an SEC exemptive order that permits the Fund to offer more than one class of Shares. The Fund’s Shares will generally be offered as of the first business day of each calendar quarter or at such other times as may be determined by the Board. The Shares will be issued at NAV per Share. Effective November 30, 2023, the Fund registered $175,000,000 for sale under the Fund’s registration statement. No Shareholder will have the right to require the Fund to redeem its Shares.

The minimum initial investment for Class Y Shares of the Fund is $250,000 and the minimum additional investment in Class Y Shares of the Fund by any Shareholder is $25,000. The minimum initial investment for Class I Shares of the Fund is $25,000 and the minimum additional investment in Class I Shares of the Fund by any Shareholder is $5,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. At the sole discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to, but is not obligated to, provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly on or about March 31, June 30, September 30 and December 31 of each year. Any repurchases of Shares will be made at such times and on such terms as may be determined by the Board from time to time in its sole discretion. However, no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. In determining whether the Fund should offer to repurchase Shares from Shareholders of the Fund pursuant to repurchase requests, the Board may

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

5.      Capital Stock (cont.)

consider, among other things, the recommendation of the Investment Advisers as well as a variety of other operational, business and economic factors. If the Board determines that the Fund will offer to repurchase Shares, written notice will be provided to Shareholders that describes the commencement date of the repurchase offer, specifies the date on which repurchase requests must be received by the Fund, and contains other terms and information Shareholders should consider in deciding whether and how to participate in such repurchase opportunity. The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than 20 business days after the commencement date of the repurchase offer, provided that such Expiration Date may be extended by the Board in its sole discretion. The Fund generally will not accept any repurchase request received by it or its designated agent after the Expiration Date. Each repurchase offer will be offered pursuant to the tender offer rules of the Securities Exchange Act of 1934. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

For the six months ended December 31, 2024, the Fund’s capital stock transactions are reported on the Consolidated Statements of Changes in Net Assets.

6.      Federal Income Taxes

At December 31, 2024, gross unrealized appreciation and (depreciation) on investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$90,539,932
Gross unrealized appreciation	35,988,835
Gross unrealized depreciation	(1,460,457)
Net unrealized appreciation/depreciation on investments	$34,528,378

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments, passive foreign investment companies and return of capital distributions from underlying investments.

U.S. GAAP requires that certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per Share. These reclassifications are due primarily to non-deductible expenses and tax-exempt income from partnership investments.

The tax character of distributions paid during the tax year ended June 30, 2024, was as follows:

2024
Distributions paid from:
Ordinary income	$334,435
Return of Capital	170,194
Net long term capital gains	—
Total distributions paid	$504,629

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

7.      Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Adviser. Subject to the oversight of the Fund’s Board, the Investment Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund. Under the Investment Management Agreement, the Investment Adviser is entitled to a management fee, calculated and payable quarterly in arrears, at the annual rate of 1.50% of the Fund’s net assets at quarter-end. The Investment Adviser pays the Sub-Adviser a quarterly sub-advisory fee equal to 83.33% of the first $750,000 of Net Management Fee received by the Investment Adviser and then 66.67% of any Net Management Fee above $750,000. The “Net Management Fee” means the gross management fee paid by the Fund to the Investment Adviser for the period being measured, minus the amount of any fee waiver or expense reimbursement paid by or due from the Investment Adviser to the Fund or any service provider to the Fund (including without limitation shareholder service fees and platform fees and expenses paid by the Fund or the Investment Adviser) under an expense limitation agreement, expense cap arrangement, or other similar agreement.

The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization after commencement of Fund operations, any shareholder servicing fees paid under the Fund’s Shareholder Service Plan and extraordinary expenses, such as litigation expenses) do not exceed 2.25% of the net assets of the Fund on an annualized basis (the “Expense Limit”) through July 1, 2025. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization after commencement of Fund operations, any shareholder servicing fees paid under the Fund’s Shareholder Service plan, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.25%. The Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Fund or the Investment Adviser and thereafter may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to affect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit in effect at the time of the repayment. The Expense Limitation Agreement may be terminated by the Board upon thirty days’ written notice to the Investment Adviser. During the six months ended December 31, 2024, the Investment Adviser waived fees and reimbursed expenses totaling $315,637.

The Investment Adviser advanced the Fund’s organizational and offering costs and additional costs incurred prior to the commencement of operations of the Fund. Organizational costs are expensed as incurred and are subject to recoupment by the Investment Adviser in accordance with the Fund’s expense limitation agreement.

As of December 31, 2024, the Investment Adviser may seek recoupment for previously waived or reimbursed expenses, subject to the limitations noted above, no later than June 30 of the years stated below:

2027	$401,305
2028	315,637
Total	$716,942

Distribution Services, LLC (the “Distributor”) acts as the principal underwriter of the Fund’s Shares. Prior to December 6, 2024, the Fund’s distributor was UMB Distribution Services, LLC. Financial Group, LLC (d/b/a ACA Group) acquired UMB Distribution Services, LLC pursuant to a transaction in which UMB Distribution Services, LLC became part of ACA Group’s distribution services arm.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

7.      Investment Advisory and Other Agreements (cont.)

UMB Fund Services, Inc. (“UMBFS” or “Administrator”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended December 31, 2024, the Fund’s allocated UMBFS fees are reported on the Consolidated Statement of Operations.

A Trustee and certain officers of the Fund are employees of UMBFS or the Investment Adviser. The Fund does not compensate trustees and officers affiliated with the Administrator or Investment Adviser. For the six months ended December 31, 2024, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Administrator or Investment Adviser are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2024, are reported on the Consolidated Statement of Operations.

8.      Investment Transactions

For the six months ended December 31, 2024, purchases and sales of investments, including principal reductions received, excluding short-term investments, were $16,674,628 and $378,364, respectively.

9.      Commitments

As of December 31, 2024, the Fund has $2,080,509 in unfunded commitments to loans.

Typically, when the Fund invests in a private investment fund, it makes a binding commitment to invest a specified amount of capital in the applicable private fund. The capital commitment may be drawn by the general partner of the private fund either all at once, or over time through a series of capital calls at the discretion of the general partner. As such, the unfunded commitments column above reflects the remaining amount of the Fund’s commitments to be called by the general partner of the private fund. At December 31, 2024, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

10.    Line of Credit

On December 10, 2024, (the “Closing Date”) the Fund secured a $20,000,000 (the “Maximum Principal”) revolving line of credit (the “Facility”), subject to a borrowing base, with East West Bank (the “Bank”) with a letter of credit subfacility of up to 25% of the maximum principal. The Fund anticipates that this Facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. Borrowings under this Facility will be charged a rate of interest per annum that is the aggregate of the applicable margin of 0.35% and the variable rate of interest, per annum, most recently announced by the Bank (the “Prime Rate”), with an all-in floor rate equal to 5.75%. The maturity date of the Facility is December 10, 2026, extendable at the option of the Fund for successive periods of 12 months subject to satisfaction of certain conditions and payment of an extension fee.

On the Closing Date the Fund owed a fully earned and non-refundable facility fee of $200,000 (the “Upfront Fee”), with $50,000 due and payable on the Closing Date and $50,000 due and payable of the last day of each calendar quarter thereafter until the Upfront Fee has been paid in full to the Bank.

The Fund also pays a non-refundable fee payable quarterly to the Bank in arrears for the unused portion of the Facility (the “Unused Fee”). The Unused Fee is payable in an amount equal to (i) 0.55% per annum times the difference between the Maximum Principal and the average quarterly balance, if the average quarterly balance is equal to or less than 20% of the Maximum Principal, (ii) 0.35% per annum times the difference between the Maximum Principal and the average quarterly balance, if average quarterly balance is greater than 20% and equal to or less than 50% of the Maximum Principal, (iii) 0.25% per annum times the difference between the Maximum Principal and the average quarterly balance, if average quarterly balance is greater than 50% of the Maximum Principal.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2024 (Unaudited) — (Continued)

10.    Line of Credit (cont.)

For the Six months ended December 31, 2024, upfront fees, unused fees and interest expense of $206,188 are disclosed on the Consolidated Statement of Operations as Line of credit fees and expenses.

The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the 5 days the Fund had outstanding borrowings were 7.85%, $7,000,000, $7,000,000, and $0 respectively. As of December 31, 2024 the Fund had $7,000,000 of outstanding borrowings.

11.    New Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently reviewing the impact of ASU 2023-07.

12.    Subsequent Events

As of January 1, 2025, PINE Advisors LLC (“PINE”) provides treasury services to the Fund pursuant to service agreements. In consideration for these services PINE is paid a monthly fee out of the assets of the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses.

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there have been no other material events that would require disclosure.

Felicitas Private Markets Fund

Fund Information

December 31, 2024 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1 (888) 884-8810 or on the SEC’s website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund 1 (888) 884-8810, on the Fund’s website at Skypointfunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1 (888) 884-8810.

Felicitas Private Markets Fund

PRIVACY POLICY (UNAUDITED)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   Account balances

•   Account transactions

•   Transaction history

•   Wire transfer instructions

•   Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you Open an account Provide account information

Give us your contact information Make a wire transfer Tell us where to send the money We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

Sharing for affiliates’ everyday business purposes — information about your creditworthiness

Affiliates from using your information to market to you Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b)              Not applicable.

ITEM 2.     CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

(a)              Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)              Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 10.	RENUMERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)              Not applicable to semi-annual reports.

(b)              Not applicable.

ITEM 14.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 16.   CONTROLS AND PROCEDURES.

(a)              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 18.   RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.   EXHIBITS.

(a)(1)          Not applicable to semi-annual reports.

(a)(2)          Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)          Not applicable.

(a)(4)          Not applicable.

(b)              Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)*	/s/ Brian Smith
Brian Smith, President (Principal Executive Officer)
Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Smith
Brian Smith, President (Principal Executive Officer)
Date	March 10, 2025
By (Signature and Title)*	/s/ Madeline Arment
Madeline Arment, Treasurer (Principal Financial Officer)
Date	March 10, 2025

*        Print the name and title of each signing officer under his or her signature.